Financial Liabilities At Amortised Cost - Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bank Loans [Abstract]
Local Financial Institutions	$ 7,906,629	$ 4,891,450
Foreign Financial Institutions	1,690,912	3,456,861
Central Bank	28,487	22,800
Total Bank Loans	$ 9,626,028	$ 8,371,111